Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Common stocks: 98.04%
Communication services: 4.04%
Entertainment: 1.79%
Activision Blizzard Incorporated	119,450	$ 9,300,377
Media: 2.25%
Omnicom Group Incorporated	183,750	11,688,338
Consumer discretionary: 16.77%
Auto components: 2.76%
Gentex Corporation	514,068	14,378,482
Household durables: 4.84%
Helen of Troy Limited †	102,180	16,595,054
Whirlpool Corporation	55,450	8,587,542
		25,182,596
Leisure products: 1.64%
Hasbro Incorporated	103,920	8,508,970
Specialty retail: 3.34%
American Eagle Outfitters Incorporated «	637,930	7,132,057
CarMax Incorporated †	113,250	10,246,860
		17,378,917
Textiles, apparel & luxury goods: 4.19%
Gildan Activewear Incorporated	428,180	12,323,020
HanesBrands Incorporated	921,858	9,485,919
		21,808,939
Consumer staples: 3.04%
Food products: 3.04%
General Mills Incorporated	134,650	10,159,343
Ingredion Incorporated	63,920	5,635,187
		15,794,530
Energy: 2.03%
Oil, gas & consumable fuels: 2.03%
The Williams Companies Incorporated	338,600	10,567,706
Financials: 24.78%
Banks: 1.00%
Commerce Bancshares Incorporated	79,502	5,219,306
Capital markets: 3.67%
Cboe Global Markets Incorporated	50,700	5,738,733
State Street Corporation	216,350	13,337,978
		19,076,711
See accompanying notes to portfolio of investments

Allspring C&B Mid Cap Value Fund  |  1

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Consumer finance: 3.66%
FirstCash Holdings Incorporated	201,635	$ 14,015,649
Synchrony Financial	182,100	5,029,602
		19,045,251
Insurance: 14.26%
Arch Capital Group Limited †	329,595	14,993,277
Fidelity National Financial Incorporated	346,877	12,820,574
Globe Life Incorporated	153,200	14,932,404
Progressive Corporation	123,994	14,416,782
RenaissanceRe Holdings Limited	65,651	10,265,847
The Allstate Corporation	53,400	6,767,382
		74,196,266
Thrifts & mortgage finance: 2.19%
Essent Group Limited	292,470	11,377,083
Health care: 13.51%
Health care equipment & supplies: 7.62%
Baxter International Incorporated	166,150	10,671,815
Dentsply Sirona Incorporated	316,150	11,296,040
Enovis Corporation	125,890	6,923,950
Integra LifeSciences Holdings Corporation †	198,563	10,728,359
		39,620,164
Health care providers & services: 1.52%
Laboratory Corporation of America Holdings	33,640	7,883,870
Life sciences tools & services: 2.05%
Syneos Health Incorporated †	149,134	10,689,925
Pharmaceuticals: 2.32%
Perrigo Company plc	297,750	12,079,718
Industrials: 23.29%
Aerospace & defense: 5.53%
BWX Technologies Incorporated	196,060	10,800,945
Huntington Ingalls Industries Incorporated	35,600	7,754,392
Woodward Incorporated	110,387	10,209,694
		28,765,031
Building products: 1.62%
Armstrong World Industries Incorporated	112,140	8,406,014
Commercial services & supplies: 2.32%
IAA Incorporated †	368,904	12,088,984
Electrical equipment: 3.12%
Acuity Brands Incorporated	51,320	7,905,333
AMETEK Incorporated	75,860	8,336,255
		16,241,588
Machinery: 6.50%
ESAB Corporation	205,840	9,005,500
Gates Industrial Corporation plc †	569,050	6,151,431
See accompanying notes to portfolio of investments

2  |  Allspring C&B Mid Cap Value Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Machinery (continued)
PACCAR Incorporated	72,507	$ 5,970,226
Stanley Black & Decker Incorporated	120,940	12,681,768
		33,808,925
Professional services: 1.46%
Leidos Holdings Incorporated	75,450	7,598,570
Trading companies & distributors: 2.74%
AerCap Holdings NV †	348,400	14,263,496
Information technology: 8.52%
Electronic equipment, instruments & components: 5.61%
Arrow Electronics Incorporated †	158,646	17,782,630
TE Connectivity Limited	100,595	11,382,324
		29,164,954
IT services: 0.58%
Amdocs Limited	36,190	3,014,989
Semiconductors & semiconductor equipment: 2.33%
MKS Instruments Incorporated	118,343	12,145,542
Utilities: 2.06%
Gas utilities: 2.06%
Atmos Energy Corporation	95,690	10,726,849
Total Common stocks (Cost $461,229,224)		510,022,091

		Yield
Short-term investments: 2.90%
Investment companies: 2.90%
Allspring Government Money Market Fund Select Class ♠∞		1.26%	7,826,089	7,826,089
Securities Lending Cash Investments LLC ♠∩∞		1.56	7,272,000	7,272,000
Total Short-term investments (Cost $15,098,089)				15,098,089
Total investments in securities (Cost $476,327,313)	100.94%			525,120,180
Other assets and liabilities, net	(0.94)			(4,894,917)
Total net assets	100.00%			$520,225,263

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments

Allspring C&B Mid Cap Value Fund  |  3

Portfolio of investments—June 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,643,193	$246,547,072	$(245,364,176)	$0	$0	$7,826,089	7,826,089	$12,984
Securities Lending Cash Investments LLC	0	94,910,700	(87,638,700)	0	0	7,272,000	7,272,000	9,346#
				$0	$0	$15,098,089		$22,330

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring C&B Mid Cap Value Fund

Notes to portfolio of investments—June 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring C&B Mid Cap Value Fund  |  5

Notes to portfolio of investments—June 30, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$20,988,715	$0	$0	$20,988,715
Consumer discretionary	87,257,904	0	0	87,257,904
Consumer staples	15,794,530	0	0	15,794,530
Energy	10,567,706	0	0	10,567,706
Financials	128,914,617	0	0	128,914,617
Health care	70,273,677	0	0	70,273,677
Industrials	121,172,608	0	0	121,172,608
Information technology	44,325,485	0	0	44,325,485
Utilities	10,726,849	0	0	10,726,849
Short-term investments
Investment companies	15,098,089	0	0	15,098,089
Total assets	$525,120,180	$0	$0	$525,120,180
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring C&B Mid Cap Value Fund